SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)		Feb. 28, 2026 JPY (¥)		Feb. 28, 2025 JPY (¥)		Feb. 29, 2024 JPY (¥)	Feb. 28, 2024 JPY (¥)
Related Party Transaction [Line Items]
Revenue from external customers	$ 140,313		¥ 21,895,790		¥ 21,119,304			¥ 17,516,731
Intersegment revenue	41,250		6,437,112		5,183,260			513,779
Total revenue	181,563		28,332,902		26,302,564			18,030,510
Elimination of intersegment revenue	(41,250)		(6,437,112)		(5,183,260)			(513,779)
Total consolidated revenue	140,313		21,895,790		21,119,304			17,516,731
Purchases	70,391	[1]	10,984,493	[1]	10,012,859	[2]		8,097,538	[3]
Personnel expenses	34,647	[1]	5,406,647	[1]	4,768,579	[2]		4,311,427	[3]
R&D expenses	9,848	[1]	1,536,704	[1]	1,057,697	[2]	¥ 960,940	960,940	[3]
Other costs and expenses	7,666	[1]	1,196,203	[4]	2,415,576	[5]		1,931,016	[6]
Intersegment costs and expenses	41,252	[7]	6,437,431	[7]	5,183,099	[8]		513,779	[9]
Total costs and expenses	163,804		25,561,478		23,437,810			15,814,700
Elimination of intersegment costs and expenses	(41,252)		(6,437,431)		(5,183,099)			(513,779)
Total consolidated costs and expenses	122,552		19,124,047		18,254,711			15,300,921
Segment operating income	17,761	[10]	2,771,743		2,864,593			2,215,810
Corporate expenses	(2,612)		(407,735)	[10]	(704,292)	[11]		(323,413)	[12]
Total operating income	15,149		2,364,008		2,160,301		1,892,397	1,892,397
Interest expenses, net	(274)		(42,785)		(49,498)			(36,978)
Gain from disposal of long-lived assets	7		1,092		(1,370)			(154)
Loss from change in fair market value of equity securities	(718)		(112,100)		(44,352)		71,165	71,165
Gain from foreign currency exchange	82		12,735					8,904
Other income, net	535		83,557		5,981			3,735
Income before income tax provision	14,882		2,322,291		2,036,547		1,939,069	1,939,069
Loss from foreign currency exchange					(34,515)
Impairment loss on long- term investment	(583)		(91,021)
Gain on bargain purchase	$ 684		106,805
S D V [Member]
Related Party Transaction [Line Items]
Revenue from external customers			15,297,402		14,685,172			11,382,408
Intersegment revenue			728,736		711,487
Total revenue			16,026,138		15,396,659			11,382,408
Purchases			7,246,955	[1]	7,117,127	[2]		4,962,845	[3]
Personnel expenses			2,392,731	[1]	2,240,713	[2]		2,107,744	[3]
R&D expenses			804,612	[1]	722,948	[2]		557,557	[3]
Other costs and expenses			528,416	[4]	762,192	[5]		663,785	[6]
Intersegment costs and expenses			3,758,250	[7]	2,885,792	[8]		317,454	[9]
Total costs and expenses			14,730,964		13,728,772			8,609,385
Segment operating income			1,295,174		1,667,887			2,773,023
L B S [Member]
Related Party Transaction [Line Items]
Revenue from external customers			6,411,121		6,168,720			6,046,972
Intersegment revenue			708,523		675,197
Total revenue			7,119,644		6,843,917			6,046,972
Purchases			2,799,773	[1]	2,763,637	[2]		3,134,693	[3]
Personnel expenses			1,389,956	[1]	1,386,309	[2]		1,348,837	[3]
R&D expenses			526,684	[1]	226,056	[2]		157,897	[3]
Other costs and expenses			193,148	[4]	386,530	[5]		468,784	[6]
Intersegment costs and expenses			1,735,058	[7]	1,542,697	[8]		196,325	[9]
Total costs and expenses			6,644,619		6,305,229			5,306,536
Segment operating income			475,025		538,688			740,436
Other [Member]
Related Party Transaction [Line Items]
Revenue from external customers			187,267	[13]	265,412	[14]		87,351	[15]
Intersegment revenue			4,999,853	[13]	3,796,576	[14]		513,779	[15]
Total revenue			5,187,120	[13]	4,061,988	[14]		601,130	[15]
Purchases			937,765	[1],[13]	132,095	[2],[14]			[3],[15]
Personnel expenses			1,623,960	[1],[13]	1,141,557	[2],[14]		854,846	[3],[15]
R&D expenses			205,408	[1],[13]	108,693	[2],[14]		245,486	[3],[15]
Other costs and expenses			474,639	[4],[13]	1,266,854	[5],[14]		798,447	[6],[15]
Intersegment costs and expenses			944,123	[7],[13]	754,610	[8],[14]			[9],[15]
Total costs and expenses			4,185,895	[13]	3,403,809	[14]		1,898,779	[15]
Segment operating income			¥ 1,001,225	[13]	¥ 658,179	[14]		¥ (1,297,649)	[15]

[1]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
[2]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
[3]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
[4]	Other costs and expenses include depreciation and amortization, rental fees, communication costs, and other administrative segment costs and expenses.
[5]	Other costs and expenses include depreciation and amortization, rental fees, communication costs, and other administrative segment costs and expenses.
[6]	Other costs and expenses include depreciation and amortization, rental fees, communication costs, and other administrative segment costs and expenses.
[7]	Intersegment costs and expenses primarily arise from transactions between segments for the provision of software development services, R&D activities, and advertising and promotional services, and are eliminated in consolidation.
[8]	Intersegment costs and expenses primarily arise from transactions between segments for the provision of software development services, R&D activities, and advertising and promotional services, and are eliminated in consolidation.
[9]	Intersegment costs and expenses primarily arise from transactions between segments for the provision of software development services, R&D activities, and advertising and promotional services, and are eliminated in consolidation.
[10]	Comprised primarily of expenses not allocated to reportable segments.
[11]	Comprised primarily of expenses not allocated to reportable segments.
[12]	Comprised primarily of expenses not allocated to reportable segments.
[13]	Revenue and profit or loss from segments below the quantitative thresholds. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.
[14]	Revenue and profit or loss from segments below the quantitative thresholds. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.
[15]	Revenue and profit or loss from segments below the quantitative thresholds. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.